Results of operation - Cost of goods sold (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Results of operation
Purchases of goods and services	€ 151	€ 143	€ 933	€ 231
Inventory movement	(88)	(61)	(248)	(33)
Total cost of goods sold	€ 63	€ 82	€ 685	€ 198